UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/13

The following N-CSR relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR Form will be filed for this series, as appropriate.

                                    DREYFUS PREMIER INVESTMENT FUNDS, INC.

-          Dreyfus Large Cap Equity Fund

-          Dreyfus Large Cap Growth Fund

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus

Large Cap Equity Fund

SEMIANNUAL REPORT June 30, 2013

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
29	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Large Cap Equity Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Large Cap Equity Fund, covering the six-month period from January 1, 2013, through June 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period marked the strongest first-half-of-the-year performance for U.S. stocks in 14 years. Despite heightened volatility during the second quarter stemming from signals that the Federal Reserve Board (the “Fed”) is likely to back away from its quantitative easing program later this year, equity investors generally responded positively to improved U.S. economic trends. Data from recovering labor and housing markets proved especially encouraging to investors, helping to support higher stock prices across most market sectors, investment styles, and capitalization ranges.

We continue to believe that the U.S. economy is poised for sustained growth over the next several years. Pent-up demographic demand could drive continued expansion in the housing market, and higher home equity levels may bolster consumer confidence and spending. Although the Fed’s shift to a more moderately stimulative monetary policy stance is likely to spark bouts of short-term volatility, we currently expect positive economic trends to support corporate earnings and stock prices over the longer term.As always, we urge you to discuss our observations with your financial adviser.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2013, through June 30, 2013, as provided by Irene D. O’Neill, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2013, Dreyfus Large Cap Equity Fund’s Class A shares produced a total return of 12.43%, Class C shares returned 11.93%, and Class I shares returned 12.57%.1 In comparison, the total return of the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (the “Index”), was 13.82% for the same period.2

U.S. stocks generally rallied over the first six months of 2013 as investors responded positively to improving economic data. The fund produced lower returns than its benchmark, mainly due to shortfalls in the information technology, consumer discretionary, and health care sectors.

The Fund’s Investment Approach

The fund seeks to provide long-term capital appreciation.To pursue its goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies with market capitalizations of $5 billion or more at the time of purchase.

The fund invests primarily in large, established companies that we believe have proven track records and the potential for superior relative earnings growth. The investment process begins with a top-down assessment of broad economic, political, and social trends and their implications for different market and industry sectors. Using a bottom-up approach, fundamental research is used to identify companies with characteristics such as: earnings power unrecognized by the market; sustainable revenue and cash flow growth; positive operational and/or financial catalysts; attractive relative value versus history and peers, and strong or improving financial condition.

Recovering Economy Fueled Equity Market’s Gains

The year began in the wake of uncertainty surrounding automatic U.S. tax hikes and U.S. government spending cuts scheduled for the start of the year, but last-minute legislation to address the tax increases quickly alleviated investors’ worries. Subsequently, investors responded positively to several economic trends, including

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

improved U.S. employment and U.S. housing market data, and to aggressively accommodative monetary policies implemented by the Federal Reserve Board (the “Fed”) and other central banks. As a result, by mid-May the Index reached a new record high.

In late May, remarks by Fed chairman Ben Bernanke were widely interpreted as a signal that U.S. monetary policymakers were likely to back away from an ongoing quantitative easing program sooner than expected.As a result, most financial markets encountered heightened volatility, erasing some of the stock market’s previous short term gains. For most of 2013, capital flows were primarily driven into dividend-paying stocks. However, investors began to turn away from relatively conservative, dividend-paying stocks and toward more growth-oriented stocks.

Fund Participated Substantially in Market’s Gains

Although the fund participated in most of the benchmark’s gains over the first six months of the year, its performance compared to the Index was constrained by security selection shortfalls in the information technology sector, where consumer electronics giant Apple struggled with intensifying competitive pressures amid a dearth of new products. Enterprise software developer salesforce.com lost value after acquiring a company that is expected to be dilutive of earnings over the near term. Data centers operator Equinix encountered softer demand for its services and delays in its conversion to a real estate investment trust. In addition, the fund did not own some of the sector’s better performers, some of which rallied despite what we believe to be weak business fundamentals.

The consumer discretionary sector was undermined by cruise line Carnival after some highly publicized service failures. Discount retailer Family Dollar Stores struggled to achieve earnings growth, and the fund did not own some of the better performers in the retailing industry. In the health care sector, underweighted exposure to large pharmaceutical developers prevented the fund from participating more fully in their gains, while Shire and Teva Pharmaceutical Industries struggled with competitive pressures in the generic drugs segment.

4

The fund achieved better relative results in the financials sector, where rising financial markets produced gains for State Street, MetLife, PNC Financial Services, and IntercontinentalExchange. Strong performers in the utilities sector included Sempra Energy and CenterPoint Energy, both of which benefited in advance of corporate reorganizations that are expected to unlock shareholder value. Finally, in the energy sector, refiner Valero Energy and oil services provider Halliburton reported better-than-expected earnings due to higher refining margins and more effective cost controls, respectively.

Finding Ample Opportunities Among Large-Cap Stocks

We have been encouraged by positive economic data, which suggests to us that sustained domestic and global economic growth is likely to persist, potentially fueling further rallies among stocks that tend to be sensitive to changes in the economic cycle. However, in the wake of the market’s recent gains, selectivity is likely to be key to investment success, and our stock selection process has continued to find opportunities among companies that, in our analysis, have created internal catalysts for earnings growth.

July 15, 2013

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on the redemption of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement through May 1, 2014, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Large Cap Equity Fund from January 1, 2013 to June 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2013

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.00	$10.09	$4.16
Ending value (after expenses)	$1,124.30	$1,119.30	$1,125.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2013

	Class A	Class C	Class I
Expenses paid per $1,000†	$5.71	$9.59	$3.96
Ending value (after expenses)	$1,019.14	$1,015.27	$1,020.88

† Expenses are equal to the fund’s annualized expense ratio of 1.14% for Class A, 1.92% for Class C and .79%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2013 (Unaudited)

Common Stocks—98.1%	Shares		Value ($)
Automobiles & Components—.9%
Johnson Controls	64,090		2,293,781
Banks—4.6%
PNC Financial Services Group	73,870		5,386,600
Wells Fargo & Co.	140,500		5,798,435
			11,185,035
Capital Goods—10.1%
Caterpillar	31,140		2,568,739
Dover	44,100		3,424,806
Eaton	58,900		3,876,209
General Electric	164,630		3,817,770
Honeywell International	47,770		3,790,072
Ingersoll-Rand	64,600		3,586,592
United Technologies	37,670		3,501,050
			24,565,238
Consumer Durables & Apparel—1.0%
PVH	19,090		2,387,205
Consumer Services—2.4%
Las Vegas Sands	53,660		2,840,224
Yum! Brands	41,710		2,892,171
			5,732,395
Diversified Financials—7.8%
Capital One Financial	42,800		2,688,268
IntercontinentalExchange	24,980	[a]	4,440,445
Invesco	143,646		4,567,943
JPMorgan Chase & Co.	46,420		2,450,512
State Street	75,270		4,908,357
			19,055,525
Energy—11.8%
Chevron	40,950		4,846,023
Exxon Mobil	41,280		3,729,648
Halliburton	79,490		3,316,323
Marathon Oil	90,400		3,126,032
National Oilwell Varco	43,200		2,976,480
Occidental Petroleum	25,630		2,286,965
Schlumberger	32,050		2,296,703

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Southwestern Energy	80,000	[a]	2,922,400
Valero Energy	97,150		3,377,906
			28,878,480
Food & Staples Retailing—1.3%
Costco Wholesale	27,580		3,049,521
Food, Beverage & Tobacco—6.8%
Beam	53,160		3,354,928
Coca-Cola	68,190		2,735,101
Mondelez International, Cl. A	97,640		2,785,669
PepsiCo	58,740		4,804,345
Philip Morris International	33,460		2,898,305
			16,578,348
Health Care Equipment & Services—2.9%
Covidien	46,750		2,937,770
Express Scripts Holding	66,430	[a]	4,098,067
			7,035,837
Household & Personal Products—2.1%
Procter & Gamble	65,665		5,055,548
Insurance—4.8%
Aon	64,350		4,140,922
MetLife	102,700		4,699,552
Travelers	36,800		2,941,056
			11,781,530
Materials—2.7%
Celanese, Ser. A	53,600		2,401,280
Freeport-McMoRan Copper & Gold	56,500		1,559,965
Nucor	57,800		2,503,896
			6,465,141
Media—3.0%
Comcast, Cl. A	60,170		2,519,920
Walt Disney	77,650		4,903,597
			7,423,517
Pharmaceuticals, Biotech &
Life Sciences—9.6%
Actavis	24,910	[a]	3,144,140
Bristol-Myers Squibb	79,900		3,570,731

8

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Gilead Sciences	65,830	[a]	3,371,154
GlaxoSmithKline, ADR	77,450		3,870,176
Pfizer	84,240		2,359,562
Shire, ADR	33,190		3,156,701
Teva Pharmaceutical Industries, ADR	99,600		3,904,320
			23,376,784
Retailing—3.8%
Amazon.com	13,200	[a]	3,665,508
CST Brands	4	[a]	123
Family Dollar Stores	28,390		1,768,981
Lowe’s	93,500		3,824,150
			9,258,762
Semiconductors & Semiconductor
Equipment—1.8%
Broadcom, Cl. A	82,350		2,780,136
Taiwan Semiconductor Manufacturing, ADR	92,260		1,690,203
			4,470,339
Software & Services—11.9%
Accenture, Cl. A	36,120		2,599,195
Adobe Systems	86,250	[a]	3,929,550
Equinix	16,720	[a]	3,088,518
Google, Cl. A	9,250	[a]	8,143,422
International Business Machines	12,250		2,341,097
salesforce.com	98,670	[a]	3,767,221
Yahoo!	202,990	[a]	5,097,079
			28,966,082
Technology Hardware & Equipment—3.8%
Apple	11,650		4,614,332
QUALCOMM	19,690		1,202,665
SanDisk	56,600	[a]	3,458,260
			9,275,257
Telecommunication Services—1.8%
AT&T	41,150		1,456,710
Verizon Communications	58,680		2,953,951
			4,410,661

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Transportation—.8%
Union Pacific	12,100	1,866,788
Utilities—2.4%
CenterPoint Energy	128,100	3,009,069
Sempra Energy	35,550	2,906,568
		5,915,637
Total Common Stocks
(cost $209,462,943)		239,027,411

Other Investment—1.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,542,099)	3,542,099 [b]	3,542,099
Total Investments (cost $213,005,042)	99.5%	242,569,510
Cash and Receivables (Net)	.5%	1,136,504
Net Assets	100.0%	243,706,014

ADR—American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Software & Services	11.9	Materials	2.7
Energy	11.8	Consumer Services	2.4
Capital Goods	10.1	Utilities	2.4
Pharmaceuticals,		Household & Personal Products	2.1
Biotech & Life Sciences	9.6	Semiconductors &
Diversified Financials	7.8	Semiconductor Equipment	1.8
Food, Beverage & Tobacco	6.8	Telecommunication Services	1.8
Insurance	4.8	Money Market Investment	1.4
Banks	4.6	Food & Staples Retailing	1.3
Retailing	3.8	Consumer Durables & Apparel	1.0
Technology Hardware & Equipment	3.8	Automobiles & Components	.9
Media	3.0	Transportation	.8
Health Care Equipment & Services	2.9		99.5

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	209,462,943	239,027,411
Affiliated issuers	3,542,099	3,542,099
Cash		423,565
Receivable for investment securities sold		1,631,069
Receivable for shares of Common Stock subscribed		586,375
Dividends receivable		300,846
Prepaid expenses		19,079
		245,530,444
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		154,889
Payable for investment securities purchased		1,624,164
Payable for shares of Common Stock redeemed		5,005
Accrued expenses		40,372
		1,824,430
Net Assets ($)		243,706,014
Composition of Net Assets ($):
Paid-in capital		247,970,432
Accumulated undistributed investment income—net		1,218,424
Accumulated net realized gain (loss) on investments		(35,047,310)
Accumulated net unrealized appreciation
(depreciation) on investments		29,564,468
Net Assets ($)		243,706,014

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	878,605	198,442	242,628,967
Shares Outstanding	69,359	15,441	18,280,318
Net Asset Value Per Share ($)	12.67	12.85	13.27

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2013 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $8,391 foreign taxes withheld at source):
Unaffiliated issuers	2,078,551
Affiliated issuers	1,431
Income from securities lending—Note 1(b)	1,292
Total Income	2,081,274
Expenses:
Management fee—Note 3(a)	760,913
Professional fees	26,532
Registration fees	20,640
Custodian fees—Note 3(c)	13,908
Prospectus and shareholders’ reports	13,409
Shareholder servicing costs—Note 3(c)	11,492
Directors’ fees and expenses—Note 3(d)	10,067
Loan commitment fees—Note 2	1,107
Distribution fees—Note 3(b)	687
Miscellaneous	4,025
Total Expenses	862,780
Less—reduction in expenses due to undertaking—Note 3(a)	(448)
Less—reduction in fees due to earnings credits—Note 3(c)	(47)
Net Expenses	862,285
Investment Income—Net	1,218,989
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	23,178,331
Net realized gain (loss) on financial futures	412,825
Net Realized Gain (Loss)	23,591,156
Net unrealized appreciation (depreciation) on investments	565,749
Net Realized and Unrealized Gain (Loss) on Investments	24,156,905
Net Increase in Net Assets Resulting from Operations	25,375,894

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
Operations ($):
Investment income—net	1,218,989	2,807,145
Net realized gain (loss) on investments	23,591,156	6,343,854
Net unrealized appreciation
(depreciation) on investments	565,749	20,833,978
Net Increase (Decrease) in Net Assets
Resulting from Operations	25,375,894	29,984,977
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(5,771)	(3,602)
Class C Shares	(1,642)	—
Class I Shares	(2,796,096)	(1,706,543)
Total Dividends	(2,803,509)	(1,710,145)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	474,058	382,444
Class C Shares	88,046	121,882
Class I Shares	61,956,666	66,162,556
Dividends reinvested:
Class A Shares	4,986	3,270
Class C Shares	1,435	—
Class I Shares	690,049	315,000
Cost of shares redeemed:
Class A Shares	(325,211)	(311,681)
Class C Shares	(98,637)	(44,848)
Class I Shares	(69,147,263)	(36,698,907)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(6,355,871)	29,929,716
Total Increase (Decrease) in Net Assets	16,216,514	58,204,548
Net Assets ($):
Beginning of Period	227,489,500	169,284,952
End of Period	243,706,014	227,489,500
Undistributed investment income—net	1,218,424	2,802,944

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
Capital Share Transactions:
Class Aa
Shares sold	37,986	34,519
Shares issued for dividends reinvested	405	289
Shares redeemed	(26,712)	(28,490)
Net Increase (Decrease) in Shares Outstanding	11,679	6,318
Class Ca
Shares sold	6,967	10,727
Shares issued for dividends reinvested	114	—
Shares redeemed	(7,625)	(4,221)
Net Increase (Decrease) in Shares Outstanding	(544)	6,506
Class I
Shares sold	4,737,008	5,716,498
Shares issued for dividends reinvested	53,492	26,582
Shares redeemed	(5,474,203)	(3,215,643)
Net Increase (Decrease) in Shares Outstanding	(683,703)	2,527,437

a During the period ended June 30, 2013, 3,922 Class C shares representing $52,365 were exchanged for 3,985
Class A shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Class A and Class I shares represents the financial highlights of the Class A and Institutional shares, respectively, of the fund’s predecessor, BNY Hamilton Large Cap Equity Fund (“Hamilton Large Cap Equity Fund”), before the fund commenced operations as of the close of business on September 12, 2008, and represents the performance of the fund’s Class A and Class I shares thereafter. Before the fund commenced operations, all of the net assets of the Hamilton Large Cap Equity Fund were transferred to the fund in exchange for Class A and Class I shares of the fund in a tax-free reorganization.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

Six Months Ended
June 30, 2013				Year Ended December 31,
Class A Shares†	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	11.38		9.79	10.45	9.14	7.16	14.61
Investment Operations:
Investment income—net[a]	.05		.11	.06	.03	.05	.12
Net realized and unrealized
gain (loss) on investments	1.36		1.54	(.66)	1.35	1.93	(6.80)
Total from Investment Operations	1.41		1.65	(.60)	1.38	1.98	(6.68)
Distributions:
Dividends from
investment income—net	(.12)		(.06)	(.06)	(.08)	—	(.09)
Dividends from net realized
gain on investments	—		—	—	—	—	(.56)
Return of capital	—		—	—	—	—	(.12)
Total Distributions	(.12)		(.06)	(.06)	(.08)	—	(.77)
Settlement payment from
unaffiliated third party	—		—	—	.01	—	—
Net asset value, end of period	12.67		11.38	9.79	10.45	9.14	7.16
Total Return (%)[b]	12.43	[c]	16.90	(5.78)	15.23 [d]	27.62	(47.50)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.24	[e]	1.30	1.34	2.04	3.75	1.11
Ratio of net expenses
to average net assets	1.14	[e]	1.25	1.17	1.50	1.50	1.03
Ratio of net investment income
to average net assets	.81	[e]	.96	.56	.30	.61	.99
Portfolio Turnover Rate	45.80	[c]	34.07	47.87	43.92	59.68	77
Net Assets, end of period
($ x 1,000)	879		657	503	374	262	170

† Represents information for Class A shares of the fund’s predecessor, Hamilton Large Cap Equity Fund, through
September 12, 2008.
a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d If settlement payment from an unaffiliated third party was not made, total return would have been 15.12%.
e Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2013				Year Ended December 31,
Class C Shares	(Unaudited)		2012	2011	2010	2009	2008	[a]
Per Share Data ($):
Net asset value,
beginning of period	11.57		9.97	10.68	9.40	7.38	11.05
Investment Operations:
Investment income (loss)—net[b]	.00	[c]	.03	(.03)	(.02)	(.00)[c]	.02
Net realized and unrealized
gain (loss) on investments	1.38		1.57	(.66)	1.39	2.02	(3.69)
Total from Investment Operations	1.38		1.60	(.69)	1.37	2.02	(3.67)
Distributions:
Dividends from
investment income—net	(.10)		—	(.02)	(.09)	—	—
Settlement payment from
unaffiliated third party	—		—	—	.00 [c]	—	—
Net asset value, end of period	12.85		11.57	9.97	10.68	9.40	7.38
Total Return (%)[d]	11.93	[e]	16.05	(6.47)	14.69 [f]	27.37	(33.21)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.02	[g]	2.21	2.04	2.02	2.26	1.88	[g]
Ratio of net expenses
to average net assets	1.92	[g]	2.02	2.00	1.98	2.02	1.86	[g]
Ratio of net investment income
(loss) to average net assets	.03	[g]	.31	(.24)	(.18)	(.02)	.85	[g]
Portfolio Turnover Rate	45.80	[e]	34.07	47.87	43.92	59.68	77
Net Assets, end of period
($ x 1,000)	198		185	94	55	37	7

a From September 13, 2008 (commencement of initial offering) to December 31, 2008.
b Based on average shares outstanding at each month end.
c Amount represents less than $.01 per share.
d Exclusive of sales charge.
e Not annualized.
f The impact of the settlement payment from an unaffiliated third party on total return amounted to less than .01%.
g Annualized.

See notes to financial statements.

16

Six Months Ended
June 30, 2013				Year Ended December 31,
Class I Shares†	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	11.95		10.26	10.95	9.55	7.40	14.66
Investment Operations:
Investment income—net[a]	.07		.16	.10	.10	.11	.16
Net realized and unrealized
gain (loss) on investments	1.43		1.63	(.69)	1.41	2.04	(6.63)
Total from Investment Operations	1.50		1.79	(.59)	1.51	2.15	(6.47)
Distributions:
Dividends from
investment income—net	(.18)		(.10)	(.10)	(.12)	—	(.11)
Dividends from net realized
gain on investments	—		—	—	—	—	(.56)
Return of capital	—		—	—	—	—	(.12)
Total Distributions	(.18)		(.10)	(.10)	(.12)	—	(.79)
Settlement payment from
unaffiliated third party	—		—	—	.01	—	—
Net asset value, end of period	13.27		11.95	10.26	10.95	9.55	7.40
Total Return (%)	12.57	[b]	17.46	(5.46)	16.09 [c]	29.05	(45.91)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.79	[d]	.81	.81	.80	.86	.80
Ratio of net expenses
to average net assets	.79	[d]	.81	.81	.77	.78	.79
Ratio of net investment income
to average net assets	1.12	[d]	1.39	.92	1.02	1.37	1.41
Portfolio Turnover Rate	45.80	[b]	34.07	47.87	43.92	59.68	77
Net Assets, end of period
($ x 1,000)	242,629		226,648	168,688	194,970	184,456	204,051

† Represents information for Institutional shares of the fund’s predecessor, Hamilton Large Cap Equity Fund, through
September 12, 2008.
a Based on average shares outstanding at each month end.
b Not annualized.
c If settlement payment from an unaffiliated third party was not made, total return would have been 15.99%.
d Annualized.

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Large Cap Equity Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund. The fund’s investment objective seeks to provide long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 250 million shares of $.001 par value Common Stock.The fund currently offers three Classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized) and Class I (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The sales charge may be reduced or waived for certain purchases of Class A shares. Effective April 1, 2013, pursuant to new/modified front-end sales charge waivers, Class A shares of the fund may be purchased at net asset value without payment of a sales charge by (a) investors who participate in a self-directed investment brokerage account program offered by financial intermediaries that have entered

18

into an agreement with the fund’s Distributor (financial intermediaries offering self-directed investment brokerage accounts may or may not charge their customers a transaction fee) and (b) investors who purchase Class A shares directly through the fund’s Distributor, and either (i) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account with the Distributor in a Dreyfus-managed fund since on or before February 28, 2006, or (ii) such purchase is for a self-directed investment account that may or may not be subject to a transaction fee.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unad-

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

justed quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes.

20

Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.These securities are generally categorized within Level 1 of the fair value hierarchy.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of June 30, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	226,406,011	—	—	226,406,011
Equity Securities—
Foreign
Common Stocks†	12,621,400	—	—	12,621,400
Mutual Funds	3,542,099	—	—	3,542,099

†	See Statement of Investments for additional detailed categorizations.

At June 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income

22

earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended June 30, 2013,The Bank of New York Mellon earned $554 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2013 were as follows:

Affiliated
Investment	Value				Value	Net
Company	12/31/2012	($)	Purchases ($)	Sales ($)	6/30/2013 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	3,572,157		50,338,462	50,368,520	3,542,099	1.4
Dreyfus
Institutional
Cash
Advantage
Fund	—		8,167,648	8,167,648	—	—
Total	3,572,157		58,506,110	58,536,168	3,542,099	1.4

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $58,575,343 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2012. If not applied, the carryover expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2012 was as follows: ordinary income $1,710,145. The tax character of current year distributions will be determined at the end of the current fiscal year.

24

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at an annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed from January 1, 2013 through May 1, 2014, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $448 during the period ended June 30, 2013.

During the period ended June 30, 2013, the Distributor retained $403 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended June 30, 2013, Class C shares were charged $687 pursuant to the Plan.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2013, Class A and Class C shares were charged $909 and $229, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2013, the fund was charged $6,620 for transfer agency services and $328 for cash management services. Cash management fees were partially offset by earnings credits of $47.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2013, the fund was charged $13,908 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period

26

ended June 30, 2013, the fund was charged $185 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended June 30, 2013, the fund was charged $4,630 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $138,522, Distribution Plan fees $96, Shareholder Services Plan fees $209, custodian fees $9,208, Chief Compliance Officer fees $4,630 and transfer agency fees $2,229, which are offset against an expense reimbursement currently in effect in the amount of $5.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended June 30, 2013, amounted to $98,533,862 and $106,404,902, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended June 30, 2013 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. At June 30, 2013, there were no financial futures outstanding.

At June 30, 2013, accumulated net unrealized appreciation on investments was $29,564,468, consisting of $34,189,327 gross unrealized appreciation and $4,624,859 gross unrealized depreciation.

At June 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

28

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 4-5, 2013, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

The Fund 29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for the various periods, except for the one-year period when the fund’s performance was above the Performance Group and Performance Universe medians.

Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index and noted that the fund’s performance was above the index’s performance in six of the ten years.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was below

30

the Expense Group median and above the Expense Universe median and the fund’s total expense ratio was above the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until May 1, 2014, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) do not exceed .90% of the value of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation arrangement and

The  Fund 31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

its effect on Dreyfus’ profitability. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s improved performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

32

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund 33

Dreyfus

Large Cap Growth Fund

SEMIANNUAL REPORT June 30, 2013

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
19	Notes to Financial Statements
29	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Large Cap Growth Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Large Cap Growth Fund, covering the six-month period from January 1, 2013, through June 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period marked the strongest first-half-of-the-year performance for U.S. stocks in 14 years. Despite heightened volatility during the second quarter stemming from signals that the Federal Reserve Board (the “Fed”) is likely to back away from its quantitative easing program later this year, equity investors generally responded positively to improved U.S. economic trends. Data from recovering labor and housing markets proved especially encouraging to investors, helping to support higher stock prices across most market sectors, investment styles, and capitalization ranges.

We continue to believe that the U.S. economy is poised for sustained growth over the next several years. Pent-up demographic demand could drive continued expansion in the housing market, and higher home equity levels may bolster consumer confidence and spending. Although the Fed’s shift to a more moderately stimulative monetary policy stance is likely to spark bouts of short-term volatility, we currently expect positive economic trends to support corporate earnings and stock prices over the longer term.As always, we urge you to discuss our observations with your financial adviser.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2013, through June 30, 2013, as provided by Irene D. O’Neill, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2013, Dreyfus Large Cap Growth Fund’s Class A shares produced a total return of 11.30%, Class C shares returned 10.84%, and Class I shares returned 11.49%.1 In comparison, the Russell 1000 Growth Index (the “Index”), the fund’s benchmark, achieved a total return of 11.80%.2

U.S. stocks generally rallied over the first six months of 2013 as investors responded positively to improving economic data with increased appetites for risk. The fund produced modestly lower returns than its benchmark, mainly due to shortfalls in the consumer staples and consumer discretionary sectors.

The Fund’s Investment Approach

The fund seeks to provide long-term capital appreciation.To pursue its goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies with market capitalizations of $5 billion or more at the time of purchase.

The fund’s investment philosophy is based on the premise that earnings growth is the primary determinant of long-term stock appreciation.With this, we use an approach that combines top-down and bottom-up analysis, so stock selection and sector allocation are both factors in determining the fund’s holdings. Fundamental financial analysis is used to identify companies with characteristics such as: expected earnings growth rate exceeds market and industry trends; potential for positive earnings surprise relative to market expectations; positive operational or financial catalysts; attractive valuation based on growth prospects; and strong financial condition.

Recovering Economy Fueled Equity Market’s Gains

The year began in the wake of uncertainty surrounding automatic U.S. tax hikes and U.S. government spending cuts scheduled for the start of the year, but last-minute legislation to address the tax increases quickly alleviated investors’ worries. Subsequently, investors responded positively to several economic trends, including improved U.S. employment and U.S. housing market data, and to aggressively

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

accommodative monetary policies implemented by the Federal Reserve Board (the “Fed”) and other central banks.As a result, by mid-May the Standard & Poor’s 500 Composite Stock Price Index reached a new record high.

In late May, remarks by Fed chairman Ben Bernanke were widely interpreted as a signal that U.S. monetary policymakers were likely to back away from an ongoing quantitative easing program sooner than expected.As a result, most financial markets encountered heightened volatility, erasing some of the stock market’s previous short-term gains. For most of 2013, capital flows were primarily driven into dividend-paying stocks. However, investors began to turn away from relatively conservative, dividend-paying stocks and toward more growth-oriented stocks.

Fund Participated Substantially in Market’s Gains

Although the fund participated in most of the benchmark’s gains over the first six months of the year, its performance compared to the Index was constrained by security selection shortfalls in the consumer discretionary sector, where cruise line Carnival lost value after some highly publicized service failures. Fast food holding company Yum! Brands encountered softness in its China operations, and athletic apparel seller Lululemon Athletica issued a disappointing revenue outlook, prompting the sale of the fund’s position. In addition, the fund did not own better sector performers such as travel services provider Priceline.com and entertainment programming distributor Netflix.

In the consumer staples sector, the fund did not participate in gains posted by beverage and snack foods seller Pepsico and a variety of food companies that rallied in the midst of heightened mergers-and-acquisitions activity. In addition, spirits maker Beam posted mildly disappointing earnings.

The fund achieved better relative results in the health care sector, as drugmaker Isis Pharmaceuticals scored successes with new products using advanced technologies. Biotechnology firm Gilead Sciences made progress with a new treatment for Hepatitis C, and the management team at Celgene issued an upbeat business outlook. Generic drug producer Actavis announced an acquisition that is expected to be highly accretive to earnings. In the industrials sector, restructuring at diversified manufacturer Honeywell International fueled higher quarterly earnings. Aerospace giant Boeing posted strong quarterly results due to rising aircraft orders. Manufacturing conglomerate Dover shed underperforming businesses and saw orders rise. Finally, results from the financials sector were buoyed by investment manager Invesco, which advanced along with the capital markets, and by mortgage servicer Ocwen Financial, which is expected to benefit from higher long-term interest rates.

Finding Ample Opportunities Among Large-Cap Stocks

We have been encouraged by positive economic data, which suggests to us that sustained domestic and global economic growth is likely to persist, potentially fueling further rallies among stocks that tend to be sensitive to changes in the economic cycle. However, in the wake of the market’s recent gains, selectivity is likely to be key to investment success, and our stock selection process has continued to find opportunities among companies that, in our analysis, have created internal catalysts for earnings growth.

July 15, 2013

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on the redemption of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through May 1, 2014, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Russell 1000 Growth Index is an unmanaged index that measures the performance of those
Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Index return does not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Large Cap Growth Fund from January 1, 2013 to June 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2013

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.76	$10.46	$5.24
Ending value (after expenses)	$1,113.00	$1,108.40	$1,114.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2013

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.46	$9.99	$5.01
Ending value (after expenses)	$1,018.40	$1,014.88	$1,019.84

† Expenses are equal to the fund’s annualized expense ratio of 1.29% for Class A, 2.00% for Class C and 1.00%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

June 30, 2013 (Unaudited)

Common Stocks—99.7%	Shares		Value ($)
Automobiles & Components—1.0%
Johnson Controls	8,060		288,467
Banks—1.9%
Ocwen Financial	7,190	[a]	296,372
Wells Fargo & Co.	5,700		235,239
			531,611
Capital Goods—11.0%
Boeing	4,800		491,712
Caterpillar	5,060		417,399
Dover	6,600		512,556
Honeywell International	8,870		703,746
Ingersoll-Rand	9,890		549,093
United Technologies	4,690		435,889
			3,110,395
Consumer Durables &
Apparel—3.2%
NIKE, Cl. B	8,090		515,171
Ralph Lauren	2,160		375,279
			890,450
Consumer Services—2.6%
Las Vegas Sands	8,140		430,850
Norwegian Cruise Line Holdings	9,820		297,644
			728,494
Diversified Financials—1.3%
Invesco	11,428		363,410
Energy—5.6%
Gulfport Energy	6,000	[a]	282,420
Occidental Petroleum	3,100		276,613

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Phillips 66	5,300		312,223
Schlumberger	5,310		380,515
Valero Energy	9,000		312,930
			1,564,701
Food & Staples Retailing—1.6%
Costco Wholesale	4,170		461,077
Food, Beverage & Tobacco—7.2%
Beam	5,920		373,611
Coca-Cola	14,620		586,408
Mead Johnson Nutrition	1,950		154,499
Mondelez International, Cl. A	9,700		276,741
Philip Morris International	7,460		646,185
			2,037,444
Health Care Equipment & Services—3.0%
Express Scripts Holding	8,700	[a]	536,703
Medtronic	5,900		303,673
			840,376
Household & Personal Products—3.0%
Colgate-Palmolive	6,300		360,927
Procter & Gamble	6,290		484,267
			845,194
Materials—3.8%
Celanese, Ser. A	6,900		309,120
Nucor	10,400		450,528
Praxair	2,660		306,326
			1,065,974
Media—3.8%
Comcast, Cl. A	11,140		466,543

Common Stocks (continued)	Shares		Value ($)
Media (continued)
Walt Disney	9,680		611,292
			1,077,835
Pharmaceuticals, Biotech &
Life Sciences—11.7%
Actavis	2,250	[a]	283,995
Biogen Idec	1,280	[a]	275,456
Bristol-Myers Squibb	12,210		545,665
Gilead Sciences	8,300	[a]	425,043
GlaxoSmithKline, ADR	5,800		289,826
Illumina	4,260	[a,b]	318,818
Isis Pharmaceuticals	14,750	[a,b]	396,333
Shire, ADR	4,070		387,098
Teva Pharmaceutical Industries, ADR	9,500		372,400
			3,294,634
Real Estate—.8%
Digital Realty Trust	3,800	[b,c]	231,800
Retailing—6.1%
Amazon.com	2,220	[a]	616,472
Lowe’s	13,450		550,105
Tiffany & Co.	3,880		282,619
Urban Outfitters	6,650	[a]	267,463
			1,716,659
Semiconductors & Semiconductor
Equipment—4.2%
Broadcom, Cl. A	9,070		306,203
KLA-Tencor	6,890		383,980
Micron Technology	34,780	[a]	498,397
			1,188,580

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Software & Services—17.5%
Accenture, Cl. A	4,820		346,847
Adobe Systems	8,660	[a]	394,550
Equinix	1,660	[a]	306,635
Google, Cl. A	1,460	[a]	1,285,340
International Business Machines	2,740		523,641
LinkedIn, Cl. A	2,430	[a]	433,269
Microsoft	9,340		322,510
salesforce.com	11,340	[a]	432,961
Splunk	8,900	[a]	412,604
Yahoo!	18,360	[a]	461,020
			4,919,377
Technology Hardware &
Equipment—7.1%
Apple	3,340		1,322,907
Fusion-io	28,900	[a,b]	411,536
QUALCOMM	4,560		278,525
			2,012,968
Telecommunication
Services—1.4%
Verizon Communications	8,040		404,734
Transportation—1.9%
Union Pacific	3,380		521,466
Total Common Stocks
(cost $23,021,522)			28,095,646

Other Investment—.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $103,709)	103,709	[d]	103,709

Investment of Cash Collateral
for Securities Loaned—4.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,249,157)	1,249,157 [d]	1,249,157

Total Investments (cost $24,374,388)	104.5%	29,448,512
Liabilities, Less Cash and Receivables	(4.5%)	(1,258,847)
Net Assets	100.0%	28,189,665

ADR—American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan.At June 30, 2013, the value of the fund’s securities on loan was $1,222,638 and the value of the collateral held by the fund was $1,249,157.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Software & Services	17.5	Consumer Durables & Apparel	3.2
Pharmaceuticals, Biotech &		Health Care Equipment & Services	3.0
Life Sciences	11.7	Household & Personal Products	3.0
Capital Goods	11.0	Consumer Services	2.6
Food, Beverage & Tobacco	7.2	Banks	1.9
Technology Hardware & Equipment	7.1	Transportation	1.8
Retailing	6.1	Food & Staples Retailing	1.6
Energy	5.6	Telecommunication Services	1.4
Money Market Investments	4.8	Diversified Financials	1.3
Semiconductors & Semiconductor		Automobiles & Components	1.0
Equipment	4.2	Real Estate	.8
Materials	3.8
Media	3.8		104.4

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $1,222,638)—Note 1(b):
Unaffiliated issuers	23,021,522	28,095,646
Affiliated issuers	1,352,866	1,352,866
Cash		1,696
Receivable for investment securities sold		450,351
Dividends and securities lending income receivable		28,104
Receivable for shares of Common Stock subscribed		552
Prepaid expenses		22,164
		29,951,379
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		19,725
Liability for securities on loan—Note 1(b)		1,249,157
Payable for investment securities purchased		458,848
Accrued expenses		33,984
		1,761,714
Net Assets ($)		28,189,665
Composition of Net Assets ($):
Paid-in capital		22,160,058
Accumulated undistributed investment income—net		74,661
Accumulated net realized gain (loss) on investments		880,822
Accumulated net unrealized appreciation
(depreciation) on investments		5,074,124
Net Assets ($)		28,189,665

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	1,327,571	248,319	26,613,775
Shares Outstanding	163,936	31,083	3,219,281
Net Asset Value Per Share ($)	8.10	7.99	8.27

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2013 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $789 foreign taxes withheld at source):
Unaffiliated issuers	209,711
Affiliated issuers	67
Income from securities lending—Note 1(b)	3,197
Total Income	212,975
Expenses:
Management fee—Note 3(a)	96,908
Professional fees	20,872
Registration fees	19,423
Prospectus and shareholders’ reports	6,806
Shareholder servicing costs—Note 3(c)	4,845
Custodian fees—Note 3(c)	3,177
Directors’ fees and expenses—Note 3(d)	1,225
Distribution fees—Note 3(b)	820
Loan commitment fees—Note 2	106
Interest expense—Note 2	94
Miscellaneous	6,729
Total Expenses	161,005
Less—reduction in expenses due to undertakings—Note 3(a)	(20,159)
Less—reduction in fees due to earnings credits—Note 3(c)	(25)
Net Expenses	140,821
Investment Income—Net	72,154
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	903,202
Net unrealized appreciation (depreciation) on investments	2,011,084
Net Realized and Unrealized Gain (Loss) on Investments	2,914,286
Net Increase in Net Assets Resulting from Operations	2,986,440

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
Operations ($):
Investment income—net	72,154	216,436
Net realized gain (loss) on investments	903,202	4,728,883
Net unrealized appreciation
(depreciation) on investments	2,011,084	(10,706)
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,986,440	4,934,613
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(5,256)	—
Class I Shares	(208,322)	(112,759)
Net realized gain on investments:
Class A Shares	(21,943)	—
Class C Shares	(3,938)	—
Class I Shares	(449,554)	—
Total Dividends	(689,013)	(112,759)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	163,380	724,801
Class C Shares	74,916	62,496
Class I Shares	1,216,997	1,494,451
Dividends reinvested:
Class A Shares	22,322	—
Class C Shares	1,120	—
Class I Shares	431,376	36,716
Cost of shares redeemed:
Class A Shares	(110,454)	(352,437)
Class C Shares	(3,609)	(132,301)
Class I Shares	(3,178,068)	(18,616,056)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(1,382,020)	(16,782,330)
Total Increase (Decrease) in Net Assets	915,407	(11,960,476)
Net Assets ($):
Beginning of Period	27,274,258	39,234,734
End of Period	28,189,665	27,274,258
Undistributed investment income—net	74,661	216,085

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
Capital Share Transactions:
Class Aa
Shares sold	20,539	100,597
Shares issued for dividends reinvested	2,858	—
Shares redeemed	(13,878)	(49,176)
Net Increase (Decrease) in Shares Outstanding	9,519	51,421
Class Ca
Shares sold	9,760	8,689
Shares issued for dividends reinvested	145	—
Shares redeemed	(434)	(19,532)
Net Increase (Decrease) in Shares Outstanding	9,471	(10,843)
Class I
Shares sold	148,555	204,967
Shares issued for dividends reinvested	54,193	4,800
Shares redeemed	(395,175)	(2,577,717)
Net Increase (Decrease) in Shares Outstanding	(192,427)	(2,367,950)

a During the period ended June 30, 2013, 418 Class C shares representing $3,481 were exchanged for 413
Class A shares.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Class A and Class I shares represents the financial highlights of the Class A and Institutional shares, respectively, of the fund’s predecessor, BNY Hamilton Large Cap Growth Fund (“Hamilton Large Cap Growth Fund”), before the fund commenced operations as of the close of business on September 12, 2008, and represents the performance of the fund’s Class A and Class I shares thereafter. Before the fund commenced operations, all of the net assets of the Hamilton Large Cap Growth Fund were transferred to the fund in exchange for Class A and Class I shares of the fund in a tax-free reorganization.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

Six Months Ended
June 30, 2013				Year Ended December 31,
Class A Shares†	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	7.44		6.50	6.84	5.94	4.40	8.10
Investment Operations:
Investment income (loss)—net[a]	.01		.02	(.02)	(.01)	.01	.02
Net realized and unrealized
gain (loss) on investments	.82		.92	(.30)	.92	1.53	(3.28)
Total from Investment Operations	.83		.94	(.32)	.91	1.54	(3.26)
Distributions:
Dividends from
investment income—net	(.03)		—	(.02)	(.02)	—	(.01)
Dividends from net realized
gain on investments	(.14)		—	—	—	—	(.35)
Return of capital	—		—	—	—	—	(.08)
Total Distributions	(.17)		—	(.02)	(.02)	—	(.44)
Settlement payment from
unaffiliated third party	—		—	—	.01	—	—
Net asset value, end of period	8.10		7.44	6.50	6.84	5.94	4.40
Total Return (%)[b]	11.30	[c]	14.46	(4.73)	15.60 [d]	35.00	(41.90)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.48	[e]	1.57	1.47	1.66	2.37	1.10
Ratio of net expenses
to average net assets	1.29	[e]	1.49	1.47	1.51	1.47	1.10
Ratio of net investment income
(loss) to average net assets	.26	[e]	.28	(.24)	(.13)	.12	.20
Portfolio Turnover Rate	38.96	[c]	61.52	58.58	63.42	82.53	78
Net Assets, end of period
($ x 1,000)	1,328		1,149	670	475	279	7

† Represents information for Class A shares of the fund’s predecessor, Hamilton Large Cap Growth Fund, through
September 12, 2008.
a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d If settlement payment from an unaffiliated third party was not made, total return would have been 15.43%.
e Annualized.

See notes to financial statements.

Six Months Ended
June 30, 2013				Year Ended December 31,
Class C Shares	(Unaudited)		2012	2011	2010	2009	2008	[a]
Per Share Data ($):
Net asset value,
beginning of period	7.34		6.45	6.83	5.95	4.43	6.42
Investment Operations:
Investment income (loss)—net[b]	(.02)		(.04)	(.07)	(.05)	(.03)	.00	[c]
Net realized and unrealized
gain (loss) on investments	.81		.93	(.31)	.93	1.55	(1.99)
Total from Investment Operations	.79		.89	(.38)	.88	1.52	(1.99)
Distributions:
Dividends from
investment income—net	—		—	—	(.01)	—	—
Dividends from net realized
gain on investments	(.14)		—	—	—	—	—
Total Distributions	(.14)		—	—	(.01)	—	—
Settlement payment from
unaffiliated third party	—		—	—	.01	—	—
Net asset value, end of period	7.99		7.34	6.45	6.83	5.95	4.43
Total Return (%)[d]	10.84	[e]	13.80	(5.56)	15.10 [f]	34.09	(31.00)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.22	[g]	2.57	2.42	2.16	2.06	2.01	[g]
Ratio of net expenses
to average net assets	2.00	[g]	2.26	2.25	2.16	2.06	1.91	[g]
Ratio of net investment income
(loss) to average net assets	(.45)[g]		(.51)	(1.02)	(.81)	(.48)	.04	[g]
Portfolio Turnover Rate	38.96	[e]	61.52	58.58	63.42	82.53	78
Net Assets, end of period
($ x 1,000)	248		159	209	52	83	12

a From September 13, 2008 (commencement of initial offering) to December 31, 2008.
b Based on average shares outstanding at each month end.
c Amount represents less than $.01 per share.
d Exclusive of sales charge.
e Not annualized.
f If settlement payment from an unaffiliated third party was not made, total return would have been 14.76%.
g Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2013				Year Ended December 31,
Class I Shares†	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	7.61		6.64	6.97	6.03	4.44	8.20
Investment Operations:
Investment income—net[a]	.02		.05	.02	.03	.04	.04
Net realized and unrealized
gain (loss) on investments	.85		.94	(.31)	.94	1.55	(3.34)
Total from Investment Operations	.87		.99	(.29)	.97	1.59	(3.30)
Distributions:
Dividends from
investment income—net	(.07)		(.02)	(.04)	(.04)	—	(.03)
Dividends from net realized
gain on investments	(.14)		—	—	—	—	(.35)
Return of capital	—		—	—	—	—	(.08)
Total Distributions	(.21)		(.02)	(.04)	(.04)	—	(.46)
Settlement payment from
unaffiliated third party	—		—	—	.01	—	—
Net asset value, end of period	8.27		7.61	6.64	6.97	6.03	4.44
Total Return (%)	11.49	[b]	14.93	(4.23)	16.34 [c]	35.81	(42.03)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.14	[d]	1.11	1.00	.92	.88	.86
Ratio of net expenses
to average net assets	1.00	[d]	1.05	.97	.88	.87	.84
Ratio of net investment income
to average net assets	.54	[d]	.64	.24	.47	.75	.61
Portfolio Turnover Rate	38.96	[b]	61.52	58.58	63.42	82.53	78
Net Assets, end of period
($ x 1,000)	26,614		25,967	38,356	56,083	91,803	75,292

† Represents information for Institutional shares of the fund’s predecessor, Hamilton Large Cap Growth Fund through
September 12, 2008.
a Based on average shares outstanding at each month end.
b Not annualized.
c If settlement payment from an unaffiliated third party was not made, total return would have been 16.18%.
d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Large Cap Growth Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund. The fund’s investment objective seeks to provide long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 250 million shares of $.001 par value Common Stock.The fund currently offers three Classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized) and Class I (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The sales charge may be reduced or waived for certain purchases of Class A shares. Effective April 1, 2013, pursuant to new/modified front-end sales charge waivers, Class A shares of the fund may be purchased at net asset value without payment of a sales charge by (a) investors who participate in a self-directed investment brokerage account program offered by financial intermediaries that have entered

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

into an agreement with the fund’s Distributor (financial intermediaries offering self-directed investment brokerage accounts may or may not charge their customers a transaction fee) and (b) investors who purchase Class A shares directly through the fund’s Distributor, and either (i) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account with the Distributor in a Dreyfus-managed fund since on or before February 28, 2006, or (ii) such purchase is for a self-directed investment account that may or may not be subject to a transaction fee.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unad-

justed quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	27,046,322	—	—	27,046,322
Equity Securities—
Foreign
Common Stocks†	1,049,324	—	—	1,049,324
Mutual Funds	1,352,866	—	—	1,352,866

†	See Statement of Investments for additional detailed categorizations.

At June 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended June 30, 2013,The Bank of NewYork Mellon earned $1,370 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2013 were as follows:

Affiliated
Investment	Value				Value		Net
Company	12/31/2012	($)	Purchases ($)	Sales ($)	6/30/2013	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	47,946		2,994,067	2,938,304	103,709.4
Dreyfus
Institutional
Cash
Advantage
Fund	1,577,820		6,238,802	6,567,465	1,249,157		4.4
Total	1,625,766		9,232,869	9,505,769	1,352,866		4.8

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net real-

ized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2012 was as follows: ordinary income $112,759.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2013 was approximately $16,600 with a related weighted average annualized interest rate of 1.14%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at an annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly.The Manager had agreed from January 1, 2013 through March 30, 2013 to waive receipt of a portion of the fund’s management fee in the amount of .15% of the value of the fund’s average daily net assets.The Manager also had agreed from January 1, 2013 through April 30, 2013, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceeded 1.25% of the value of the fund’s average daily net assets.Thereafter, the Manager has agreed from May 1, 2013 through May 1, 2014, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding certain expenses as described above) exceed .90% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertakings, amounted to $20,159 during the period ended June 30, 2013.

During the period ended June 30, 2013, the Distributor retained $121 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended June 30, 2013, Class C shares were charged $820 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2013, Class A and Class C shares were charged $1,544 and $273, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2013, the fund was charged $3,006 for transfer agency services and $173 for cash management services. Cash management fees were partially offset by earnings credits of $25.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2013, the fund was charged $3,177 pursuant to the custody agreement.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2013, the fund was charged $98 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended June 30, 2013, the fund was charged $4,630 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $16,360, Distribution Plan fees $147, Shareholder Services Plan fees $315, custodian fees $3,382, Chief Compliance Officer fees $4,630 and transfer agency fees $1,289, which are offset against an expense reimbursement currently in effect in the amount of $6,398.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2013, amounted to $10,749,302 and $12,453,172, respectively.

At June 30, 2013, accumulated net unrealized appreciation on investments was $5,074,124, consisting of $5,669,550 gross unrealized appreciation and $595,426 gross unrealized depreciation.

At June 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 4-5, 2013, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

The Fund 29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for the various periods, except for the one- and four-year periods when the fund’s performance was above and at, respectively, the Performance Group medians, and below the Performance Universe medians for all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was at the Expense Group median and above the Expense Universe median and the fund’s total expense ratio was above the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until May 1, 2014, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .90% of the value of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Fund 31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s improved performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund 33

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 20, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	August 20, 2013

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)